Operating leases right-of-use asset - Component of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Amortization of right-of-use assets	$ 3,513
Interest	973
Total lease cost	$ 4,486